Vessels and subsidiaries, Details of Vessel Subsidiaries (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) t Subsidiaries VLCC	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Vessel Subsidiaries [Abstract]
Number of subsidiaries for management services | Subsidiaries		3
Year Built		2004
Number of VLCC's available for sale per sale agreements | VLCC		3
Proceeds from sale of vessels | $		$ 87,062	$ 0	$ 0
Gain on sale of vessels | $		$ 15,153	$ 0	$ 0
Vessel Subsidiaries [Member]
Vessel Subsidiaries [Abstract]
Percentage of vessel subsidiaries owned		100.00%
DHT Mustang [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Mustang Inc
DWT		317,975
Flag State		Hong Kong
Year Built		2018
DHT Bronco [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Bronco Inc
DWT		317,975
Flag State		Hong Kong
Year Built		2018
DHT Colt [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Colt Inc
DWT		319,713
Flag State		Hong Kong
Year Built		2018
DHT Stallion [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Stallion Inc
DWT		319,713
Flag State		Hong Kong
Year Built		2018
DHT Tiger [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Tiger Limited
DWT		299,629
Flag State		Hong Kong
Year Built		2017
DHT Harrier [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Harrier Inc
DWT		299,985
Flag State		Hong Kong
Year Built		2016
DHT Puma [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Puma Limited
DWT		299,629
Flag State		Hong Kong
Year Built		2016
DHT Panther [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Panther Limited
DWT		299,629
Flag State		Hong Kong
Year Built		2016
DHT Osprey [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Osprey Inc
DWT		299,999
Flag State		Hong Kong
Year Built		2016
DHT Lion [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Lion Limited
DWT		299,629
Flag State		Hong Kong
Year Built		2016
DHT Leopard [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Leopard Limited
DWT		299,629
Flag State		Hong Kong
Year Built		2016
DHT Jaguar [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Jaguar Limited
DWT		299,629
Flag State		Hong Kong
Year Built		2015
DHT Opal [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Opal Inc
DWT		320,105
Flag State		Hong Kong
Year Built		2012
DHT Sundarbans [Member]
Vessel Subsidiaries [Abstract]
Company		Samco Theta Ltd
DWT		314,249
Flag State		RIF
Year Built		2012
DHT Taiga [Member]
Vessel Subsidiaries [Abstract]
Company		Samco Iota Ltd
DWT		314,249
Flag State		Hong Kong
Year Built		2012
DHT Peony [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Peony Inc
DWT		320,013
Flag State		Hong Kong
Year Built		2011
DHT Lotus [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Lotus Inc
DWT		320,142
Flag State		Hong Kong
Year Built		2011
DHT Amazon [Member]
Vessel Subsidiaries [Abstract]
Company		Samco Eta Ltd
DWT		314,249
Flag State		RIF
Year Built		2011
DHT Redwood [Member]
Vessel Subsidiaries [Abstract]
Company		Samco Kappa Ltd
DWT		314,249
Flag State		Hong Kong
Year Built		2011
DHT Edelweiss [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Edelweiss Inc
DWT		301,021
Flag State		Hong Kong
Year Built		2008
DHT China [Member]
Vessel Subsidiaries [Abstract]
Company		Samco Epsilon Ltd
DWT		317,794
Flag State		Hong Kong
Year Built		2007
DHT Europe [Member]
Vessel Subsidiaries [Abstract]
Company		Samco Delta Ltd
DWT		317,713
Flag State		Hong Kong
Year Built		2007
DHT Bauhinia [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Bauhinia Inc
DWT		301,019
Flag State		Hong Kong
Year Built		2007
DHT Hawk [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Hawk Inc
DWT		298,923
Flag State		Hong Kong
Year Built		2007
DHT Scandinavia [Member]
Vessel Subsidiaries [Abstract]
Company		Samco Gamma Ltd
DWT		317,826
Flag State		Hong Kong
Year Built		2006
DHT Falcon [Member]
Vessel Subsidiaries [Abstract]
Company		DHT Falcon Inc
DWT		298,971
Flag State		Hong Kong
Year Built		2006
DHT Lake [Member]
Vessel Subsidiaries [Abstract]
Company	[1]	DHT Lake Inc
DWT	[1]	298,564
Flag State	[1]	Hong Kong
Year Built	[1]	2004
DHT Raven [Member]
Vessel Subsidiaries [Abstract]
Company	[1]	DHT Raven Inc
DWT	[1]	298,563
Flag State	[1]	Hong Kong
Year Built	[1]	2004
DHT Condor [Member]
Vessel Subsidiaries [Abstract]
Company	[1]	DHT Condor, Inc.
DWT	[1]	320,050
Flag State	[1]	Hong Kong
Year Built	[1]	2004
DHT Raven, DHT Lake and DHT Condor [Member]
Vessel Subsidiaries [Abstract]
Proceeds from sale of vessels | $		$ 88,750

[1]	In 2021, the Company entered into three separate agreements to sell its three 2004 built VLCCs, DHT Raven, DHT Lake and DHT Condor, for an aggregate of $88.75 million. DHT Raven was delivered in April, DHT Lake was delivered in May, and DHT Condor was delivered in July 2021. A gain of $15.2 million was recorded in relation to the sale of these VLCCs.